PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE PROPERTY AND EQUIPMENT NET

Property and equipment consists of the following:

	March 31, 2024	December 31, 2023
Equipment	$436,711	$426,000
Furniture	346,591	346,591
Capitalized software	1,015,176	569,923
Total	1,798,478	1,342,514
Accumulated depreciation and amortization	(622,243)	(539,957)
Property and equipment, net of accumulated depreciation and amortization	$1,176,235	$802,557

Property and equipment consisted of the following at December 31, 2023:

December 31,
2023
Equipment	$426,000
Furniture	346,591
Capitalized software	569,923
Total	1,342,514
Accumulated depreciation and amortization	(539,957)
Property and equipment, net of accumulated depreciation and amortization	$802,557